Stock-Based Compensation - Summary of the Company's restricted stock activity (Details) - Restricted Stock [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Unvested shares	37,465	27,842	40,692
Shares, Vested	(39,876)	(31,086)	(12,850)
shares, Granted	64,250	40,709
Ending balance, Unvested shares	61,839	37,465	27,842
Beginning balance,Weighted- Average Grant-Date Fair Value	$ 0.37	$ 0.23	$ 0.23
Weighted- Average Grant-Date Fair Value, Vested	0.55	0.36	0.23
Weighted- Average Grant-Date Fair Value, Granted	0.82	0.46
Ending balance, Weighted- Average Grant-Date Fair Value	$ 0.72	$ 0.37	$ 0.23